Consolidated Statements of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Treasury Stock [Member]	(Accumulated Deficit) Retained Earnings [Member] USD ($)	(Accumulated Deficit) Retained Earnings [Member] CNY	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] CNY	Non-Controlling Interest [Member] USD ($)	Non-Controlling Interest [Member] CNY
Balance at Dec. 31, 2010		948,825		965		916,719			(23,414)		77,635		(23,080)
Balance, shares at Dec. 31, 2010				36,742,832
Issuance of ADR shares for the exercises of employee share options				17		(17)
Issuance of ADR shares for the exercises of employee share options, shares				795,329
Capital invested in Dalian Changzheng		49,999													49,999
Provision for statutory reserve									(843)		843
Net income (loss)		3,510							3,525						(15)
Foreign currency translation adjustments		(15,004)											(15,004)
Employee share options compensation		7,127				7,127
Unrealized loss on available-for-sale securities		(9,053)											(9,053)
Balance at Dec. 31, 2011		985,404		982		923,829			(20,732)		78,478		(47,137)		49,984
Balance, Shares at Dec. 31, 2011				37,538,161
Purchase of treasury stock		(29)				(29)
Purchase of treasury stock, shares				(3,900)			3,900
Issuance of ADR shares for the exercises of employee share options				6		(6)
Issuance of ADR shares for the exercises of employee share options, shares				281,031
Provision for statutory reserve		(834)							(834)		834
Net income (loss)		68,552							68,549						3
Foreign currency translation adjustments		(2,370)											(2,370)
Employee share options compensation		2,076				2,076
Unrealized loss on available-for-sale securities		(14,637)											(14,637)
Balance at Dec. 31, 2012		1,038,996		988		925,870			46,983		79,312		(64,144)		49,987
Balance, Shares at Dec. 31, 2012				37,815,292			3,900
Issuance of ADR shares for the exercises of employee share options				4		(4)
Issuance of ADR shares for the exercises of employee share options, shares				192,478
Provision for statutory reserve	(113)	(686)							(686)		(686)
Net income (loss)	(2,274)	(13,766)							(13,882)						116
Foreign currency translation adjustments	(1,784)	(10,799)											(10,799)
Employee share options compensation		1,261				1,261
Unrealized loss on available-for-sale securities	2,039	12,345											12,345
Balance at Dec. 31, 2013	$ 169,820	1,028,037	$ 164	992	$ 153,150	927,127		$ 5,355	32,415	$ 13,215	79,998	$ (10,340)	(62,598)	$ 8,276	50,103
Balance, Shares at Dec. 31, 2013			38,007,770				3,900